Material Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2025
Material Accounting Estimates and Judgments [Abstract]
Material accounting estimates and judgments
4.	Material accounting estimates and judgments

Accounting estimates and judgments are continuously assessed and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the current circumstances.

The Company uses assumptions to forecast results of future operations. The accounting estimates will, by definition, seldom equal the actual amounts though not expected to be materially different. The estimates and assumptions subject to a higher level of variability are addressed below:

a)	Contingencies

The Company is a party to various judicial and administrative lawsuits (Note 28). Provisions are set up for all the contingencies related to judicial lawsuits that are estimated to represent probable losses (present obligations resulting from past events and probable outflow of resources that incorporate economic benefits to settle the obligation, with reliable estimate of value). Management’s assessment of the probability of loss is made under the advice of internal and external legal counsel. Management believes that these contingencies are properly recorded and presented in the financial statements.

b)	Biological assets

The fair value of biological assets recorded in the balance sheet (Note 10) was determined using valuation techniques, including the discounted cash flow method and/or price in the active market, when applicable. The inputs for these methods are based factors observed in the market, whenever possible, and when not feasible, judgment is required to estimate the fair value involving subjectivity of assumptions to determine the value of the asset. Judgment includes considerations on data e.g. price, productivity, crop cost and production cost.

Changes in assumptions could affect the recorded fair value of biological assets.

An increase or reduction of 1% in the expected productivity of sugar cane and grains/cotton would result in an increase or reduction in the value of the biological asset of R$3,013; an increase or reduction of 1% in the price of sugarcane and grains/cotton would result an increase or reduction in the value of the biological asset of R$3,864.

For cattle, the Company values its breeding stock at fair value based on market price for the region.

c)	Accounts receivable - Receivables from sale of farms

The Company sells farms for consideration referenced the price of soybean bags. These sales are initially booked at present value and later measured by their fair value, with a corresponding entry in financial result. The price of a soybean bag considers the following factors: price of soybean on the Chicago Board of Trade (CBOT), basis, port costs, logistics, exchange rate and CDI rate. The Company now adopts the basis rates available for up to one year for short- and long-term installments, as there is no long-term reference amount available. Management assumed: short-term installments will continue to be adjusted by the available rates, while long-term installments will be adjusted by the average rate of the last four years. Management believes the new estimates better reflect the liquidity of long-term installments.

d)	Variable consideration

For sales that require official measurement throughout or at the end of the contract, the Company uses the concept of variable consideration, as set forth in CPC 47/IFRS 15 - Revenue from Contracts with Customers; it does not recognize 2.3% of the sale until after the time of measurement. The unrecognized portion of the revenue (2.3%) is recorded at the end of the process.

e)	Investment properties

The fair value of investment properties disclosed in the notes to financial statements was obtained by performing appraisals of farms, performed by Company’ specialists. The valuation uses standards practiced in the market considering the characterization, location, type of soil, climate of the region, calculation of improvements, presentation of the elements and calculation of the land value; these may change in the future.

Methodology used

On June 30, 2025, investment properties were valued by applying the comparative analysis methodology adjusted by:

(i)	The valuation relied, among others, on the following information: (i) historical information, (ii) location of farms, (iii) total area and its related percentages of opening and use;

(ii)	The market value presented for the farm corresponds to the portion of bare land, for payment in cash, not including machinery, equipment, agricultural inputs, cultivation. The soil adjustment factor (preparation of land for planting) was considered in the assessment of prices; and

(iii)	The value of agricultural land, in the surveyed region, is referenced to the price of soybean bag for the Brazilian operations, and in U.S. dollars per hectare for the Paraguay and Bolivia operations. The farms for sale (market research) were obtained by reference to the prices of soybean bags per hectare or in USD per hectare. Accordingly, the Reais valuation of the property varies directly due to the variation in the soybean price and the U.S. dollar.

f)	Deferred income tax

The Company recognizes deferred assets and liabilities (Note 18) based on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The Company regularly revises the deferred tax assets for possible recovery, forecasting taxable income based on a study of technical feasibility.

g)	Leases

The Company analyzes its contracts in accordance with the requirements of CPC 06 (R2)/IFRS 16 and recognizes the right-of-use asset and the lease liability for lease transactions for contracts within the scope of the standard. The Company evaluates economic and strategic factors to decide whether to exercise extension options or avoid termination of lease agreements. Additional periods are only included when there is sufficient evidence that these decisions reflect Management’s intention. Only the minimum fixed amount is recorded as a lease component for purposes of measuring the lease liability. The measurement of the lease liability corresponds to the total future lease and rental payments, adjusted to present value, considering the interest loan rate, which is within a range of 7.04% to 16.76% (6.56% to 16.76% as of June 30, 2024).

If payments are indexed to bags of soybeans, minimum future payments are estimated in terms of bags of soybeans, converted to Reais using the soybean price in each region on the base date of initial adoption of CPC 06 (R2)/IFRS 16, and adjusted to the current price on the balance sheet date. For payments indexed to Consecana, payments are fixed in tons of sugarcane and converted to Reais using the then-current Consecana. Payments made in products (bags of soybeans) are recognized as operating activities in the statement of cash flows.

h)	Fair value measurement of derivative instruments

The Company is exposed to market risks, such as foreign exchange, interest rate, and commodity price fluctuations; it uses derivatives for hedging purposes. The fair value of financial instruments not traded in active markets is determined using valuation techniques. Management uses its judgment to select various methods and establish assumptions that are primarily based on market conditions at the balance sheet date.

i)	Share-based payment

The ILPA Plan, approved on October 2, 2017, is a long-term, share-based compensation program, conditioning participants remain with the Company and meet key performance indicators (KPIs). The Board of Directors has the autonomy to implement the plan, respecting the 2% limit of the Company’s shares. The appreciation of AGRO3 shares is the main KPI. If the minimum required is not met, no shares are granted. If this is achieved, the number of shares is adjusted based on other KPIs, such as operating profitability, farm sales, and capitalization, in addition to the dividends distributed.